Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Finished products	[1]	$ 1,667	$ 246

[1]	Includes amounts of $1,483 and $64 as of December 31, 2024 and 2023, respectively, with respect to inventory delivered to customers for which control has not been transferred.